Gain/(loss) on Deconsolidation of Subsidiary (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary [Abstract]
Distribution of Assets, Liabilities and Stockholders' Equity
The following table summarizes the assets, liabilities and non-controlling interest of Seaport, Vedanta and Sonde derecognized from the Group in the years ended December 31, 2024, 2023 and 2022, respectively.

	2024 $	2023 $	2022 $
Assets, Liabilities and non-controlling interests in deconsolidated subsidiary	Seaport	Vedanta	Sonde
Cash and cash equivalents	(91,570)	(13,784)	(479)
Trade and other receivables	(220)	(702)	—
Prepaid assets	(1,309)	(3,516)	—
Property and equipment, net	(175)	(8,092)	—
Right of use asset, net	—	(2,477)	—
Trade and other payables	6,102	15,078	1,407
Trade and other payables due to PureTech	3,370	139	—
Deferred revenue	—	1,902	—
Lease liabilities (including current portion)	—	4,146	—
Long-term loan (including current portion)	—	15,446	—
Subsidiary notes payable	—	—	3,403
Subsidiary preferred shares and warrants	76,208	24,568	15,853
Other assets and liabilities, net	(475)	(462)	123
Sub-total (net assets)/liabilities	(8,070)	32,246	20,307
Derecognize carrying value of non-controlling interest	(7,430)	9,085	(11,904)
Recognize investment retained in deconsolidated subsidiary at fair value*	167,308	20,456	18,848
Calculated gain on deconsolidation	151,808	61,787	27,251